SUBSEQUENT EVENTS (Details Narrative) - $ / shares						12 Months Ended
		Nov. 25, 2024	Sep. 11, 2024	Sep. 09, 2024	Nov. 21, 2023	Aug. 31, 2024	Aug. 31, 2023	Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Subsequent Event [Line Items]
Common stock, par value						$ 0.001	$ 0.001	$ 0.001		$ 0.001
Reverse stock split description			1-for-4 reverse stock split
Common stock, shares issued						25,685,591	25,577,734		101,779,323
Issuance of shares					373,822
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued						102,742,362
Issuance of shares	[1]					93,455	114,385
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split description				1:4 Reverse Stock Split
Common stock, shares issued				25,685,591
Subsequent Event [Member] | Consulting Services [Member]
Subsequent Event [Line Items]
Issuance of shares		815,419
Percentage of consideration for services		3.00%
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Issuance of shares		679,516
Percentage of consideration for services		2.50%

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.